Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Condensed Consolidated Balance Sheets
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	56,617,422	51,099,089	16,320,839
Common stock, shares outstanding	56,617,422	51,099,089	16,320,839